UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2006

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	February 15, 2007

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  271225

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT
Adobe Systems		COM	00724F101	10,780	262,170	SH	NA	SOLE	NA	SOLE
American Express	COM	025816109	5,710	94,120	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	31162100	5,086	74,450	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	6,239	154,200	SH	NA	SOLE	NA	SOLE
Becton Dickinson	COM	075887109	9,216	131,370	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway B	COM	084670207	9,352	2,551	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway 	COM	084670108	220	2	SH	NA	SOLE	NA	SOLE
Biomet, Inc.		COM	090613100	8,324	201,700	SH	NA	SOLE	NA	SOLE
Chubb Corp.		COM	171232101	9,190	173,700	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102	8,532	312,200	SH	NA	SOLE	NA	SOLE
Colgate Palmolive	COM	194162103	9,440	144,700	SH	NA	SOLE	NA	SOLE
Dell Inc.		COM	24702R101	5,547	221,080	SH	NA	SOLE	NA	SOLE
Goldman Sachs		COM	38141G104	8,452	42,400	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	8,013	82,480	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	9,350	306,460	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	9,405	142,460	SH	NA	SOLE	NA	SOLE
Kimberly-Clark Corp.	COM	494368103	8,450	124,350	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	8,506	238,250	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	6,597	161,620	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	14,379	324,360	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	8,661	161,850	SH	NA	SOLE	NA	SOLE
Merck & Co.		COM	589331107	6,520	149,550	SH	NA	SOLE	NA	SOLE
Merrill Lynch		COM	590188108	7,974	85,650	SH	NA	SOLE	NA	SOLE
Metlife, Inc.		COM	59156R108	9,531	161,520	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	7,112	217,500	SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104	10,493	351,410	SH	NA	SOLE	NA	SOLE
Morgan Stanley 		COM	617446448	5,729	70,350	SH	NA	SOLE	NA	SOLE
News Corp.		COM	65248E208	8,601	386,400	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	11,218	179,350	SH	NA	SOLE	NA	SOLE
Procter & Gamble	COM	742718109	10,205	158,784	SH	NA	SOLE	NA	SOLE
US Bancorp		COM	902973304	8,288	229,000	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	6,595	87,960	SH	NA	SOLE	NA	SOLE
Wrigley (Wm.) Jr.	CON	982526105	9,508	183,834	SH	NA	SOLE	NA	SOLE

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